VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.0%
		Communication Services: 5.3%
510,000	(1)	Iridium Communications, Inc.	$22,628,700	5.3

		Consumer Discretionary: 21.4%
80,000	(1)	Bright Horizons Family Solutions, Inc.	4,612,000	1.1
286,000		Choice Hotels International, Inc.	31,322,720	7.3
150,000		Krispy Kreme, Inc.	1,729,500	0.4
84,500		Marriott Vacations Worldwide Corp.	10,297,170	2.4
338,500	(1)	Penn Entertainment, Inc.	9,312,135	2.2
82,500		Red Rock Resorts, Inc.	2,826,450	0.6
146,000		Vail Resorts, Inc.	31,483,440	7.4
			91,583,415	21.4

		Financials: 35.1%
394,000	(1)	Arch Capital Group Ltd.	17,942,760	4.2
118,500		Carlyle Group, Inc./The	3,062,040	0.7
139,000		Cohen & Steers, Inc.	8,705,570	2.1
35,400		Essent Group Ltd.	1,234,398	0.3
76,000		Factset Research Systems, Inc.	30,408,360	7.1
30,325		Houlihan Lokey, Inc.	2,285,898	0.5
72,000		Kinsale Capital Group, Inc.	18,390,240	4.3
24,000		Moelis & Co.	811,440	0.2
47,000		Morningstar, Inc.	9,979,040	2.3
105,600		MSCI, Inc. - Class A	44,541,024	10.4
103,600		Primerica, Inc.	12,789,420	3.0
			150,150,190	35.1

		Health Care: 10.8%
44,000		Bio-Techne Corp.	12,496,000	2.9
110,800		Dechra Pharmaceuticals PLC	3,217,726	0.7
344,654	(1)	Figs, Inc.	2,843,395	0.7
38,600	(1)	Idexx Laboratories, Inc.	12,575,880	2.9
5,500	(1)	Mettler Toledo International, Inc.	5,962,660	1.4
83,100	(1)	Neogen Corp.	1,160,907	0.3
32,500		West Pharmaceutical Services, Inc.	7,997,600	1.9
			46,254,168	10.8

		Industrials: 7.3%
60,000	(1)	BrightView Holdings, Inc.	476,400	0.1
336,000	(1)	CoStar Group, Inc.	23,402,400	5.5
475,725	(2)	Marel HF	1,445,321	0.3
4,129,898	(1),(3),(4)	Northvolt AB - Series E	1,238,233	0.3
85,000	(1)	Trex Co., Inc.	3,734,900	0.9
190,000	(1)	Velo3D, Inc.	748,600	0.2
			31,045,854	7.3

		Information Technology: 13.4%
53,870	(1)	Altair Engineering, Inc.	2,382,131	0.6
68,000	(1)	ANSYS, Inc.	15,075,600	3.5
105,000	(1)	Gartner, Inc.	29,052,450	6.8
97,500	(1)	Guidewire Software, Inc.	6,004,050	1.4
4,500		Littelfuse, Inc.	894,105	0.2
150,000	(1)	Mirion Technologies, Inc.	1,120,500	0.3
58,500		SS&C Technologies Holdings, Inc.	2,793,375	0.6
			57,322,211	13.4

		Real Estate: 6.7%
64,824		Alexandria Real Estate Equities, Inc.	9,087,677	2.1
254,000		Douglas Emmett, Inc.	4,554,220	1.1
337,000		Gaming and Leisure Properties, Inc.	14,908,880	3.5
			28,550,777	6.7

	Total Common Stock
	(Cost $106,833,809)		427,535,315	100.0

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
260,366	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
		(Cost $260,366)	260,366	0.1

	Total Short-Term Investments
	(Cost $260,366)		260,366	0.1

	Total Investments in Securities (Cost $107,094,175)		$427,795,681	100.1
	Liabilities in Excess of Other Assets		(332,467)	(0.1)
	Net Assets		$427,463,214	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $1,238,233 or 0.3% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of September 30, 2022.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$22,628,700	$–	$–	$22,628,700
Consumer Discretionary	91,583,415	–	–	91,583,415
Financials	150,150,190	–	–	150,150,190
Health Care	43,036,442	3,217,726	–	46,254,168
Industrials	29,807,621	–	1,238,233	31,045,854
Information Technology	57,322,211	–	–	57,322,211
Real Estate	28,550,777	–	–	28,550,777
Total Common Stock	423,079,356	3,217,726	1,238,233	427,535,315
Short-Term Investments	260,366	–	–	260,366
Total Investments, at fair value	$423,339,722	$3,217,726	$1,238,233	$427,795,681

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Series E	9/21/2020	$651,737	$1,238,233
		$651,737	$1,238,233

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $109,192,637.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$322,530,940
Gross Unrealized Depreciation	(3,927,896)
Net Unrealized Appreciation	$318,603,044